Summary of Significant Accounting Policies - Schedule of Revenues Disaggregated by Timing of Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenues Disaggregated by Timing of Revenue Recognition [Line Items]
Revenues	$ 102,595	$ 85,587
Revenue recognized at a point of time [Member]
Schedule of Revenues Disaggregated by Timing of Revenue Recognition [Line Items]
Revenues	91,930	78,049
Revenue recognized over time [Member]
Schedule of Revenues Disaggregated by Timing of Revenue Recognition [Line Items]
Revenues	$ 10,665	$ 7,538